Debt - Schedule of Long-Term Debt (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Average rate of interest		3.70%
Principal amount outstanding		$ 9,361,000,000	$ 9,343,000,000
Due in 2017		421,000,000
Due after 2017		8,955,000,000
Due after 2021		$ 2,800,000,000
Average remaining term (in years)		4 years 1 month 6 days
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Range of interest rates	[1]	0.00%
Average rate of interest	[1]	0.00%
Principal amount outstanding	[1]	$ 0	0
Due in 2017	[1]	0
Due after 2017	[1]	0
Due after 2021	[1]	$ 0
Average remaining term (in years)	[1]	0 years
Notes Payable to Banks [Member] | USD Notes [Member]
Debt Instrument [Line Items]
Average rate of interest		4.10%
Principal amount outstanding		$ 8,211,000,000	8,193,000,000
Due in 2017		406,000,000
Due after 2017		7,805,000,000
Due after 2021		$ 2,800,000,000
Average remaining term (in years)		4 years 2 months 12 days
Notes Payable to Banks [Member] | USD Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		2.80%
Notes Payable to Banks [Member] | USD Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		5.80%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Average rate of interest		1.00%
Principal amount outstanding		$ 1,150,000,000	1,150,000,000
Due in 2017		0
Due after 2017		1,150,000,000
Due after 2021		$ 0
Average remaining term (in years)		2 years 10 months 24 days
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		1.00%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		1.00%
Bank Borrowings [Member]
Debt Instrument [Line Items]
Range of interest rates		0.00%
Average rate of interest		0.00%
Principal amount outstanding		$ 0	0
Due in 2017		0
Due after 2017		0
Due after 2021		$ 0
Average remaining term (in years)		0 years
Capital Lease [Member]
Debt Instrument [Line Items]
Average rate of interest		3.00%
Principal amount outstanding		$ 15,000,000	$ 31,000,000
Due in 2017		15,000,000
Due after 2017		0
Due after 2021		$ 0
Average remaining term (in years)		1 year 3 months 18 days
Capital Lease [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		2.50%
Capital Lease [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		13.80%

[1]	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2016.